Commitments and Contingencies	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Notes and other explanatory information [abstract]
Commitments and Contingencies

23. Commitments and Contingencies

In the opinion of the Directors, the Company did not have any contingencies on 31 December 2024 and 30 June 2024.

Other Commitments

On March 21, 2024, the Company entered into a fee modification agreement (the “Agreement”) with I-Bankers Securities, Inc. (“IBS”) related to the fees owed to IBS at the closing of the Business Combination pursuant to the original retainer letter (the “Owed Amounts”), for which IBS provided financial representation to EDOC regarding the Business Combination. Pursuant to the Agreement, IBS agreed to accept a payment plan for the Owed Amounts as follows:

(a)	USD$1,550,000 of the Owed Amounts were paid to IBS at the closing of the Business Combination directly out of the Trust Account.

(b)	The remaining balance owed of USD$1,161,250 is to be paid after the closing of the Business Combination in up to three separate tranches (“Deferred Cash Payment Obligations”). The first payment is to be paid within three (3) business days of funding the second tranche of the Arena PIPE in an amount equal to at least 15% of that tranche, or USD$375,000. The second payment is to be paid within three (3) business days of funding of the third tranche of the Arena PIPE in an amount equal to at least 15% of that tranche, or USD$375,000. The balance is due at the Company’s discretion but at no time later than 16-months post Business Combination. The full amount of USD$1,161,250 shall be paid in full regardless of Arena PIPE funding and by no later than sixteen (16) months post-closing.

(c)	Deferred Cash Payment Obligations shall be accelerated in the event the Company issues debt, equity, or other equity-linked securities in one or more public or private offerings (“Capital Event”). Upon the occurrence of a Capital Event the Company shall pay from the Proceeds of the applicable capital sources within no more than three (3) business days following the consummation of such Capital Event of at least twenty percent (20%) of the Proceeds, up to the amount of any then-outstanding Deferred Cash Payment Obligations.

As of 31 December 2024 and 30 June 2024, the Company has paid Nil and USD$1,550,000, respectively of the Owed Amounts to IBS and AUD$1,781,058 and AUD$1,781,058 are outstanding and recorded in trade and other payables, respectively, in the accompanying statement of financial position.

In June 2024, the Company entered into a payment agreement with Ellenoff Grossman & Schole LLP (“EGS”) related to the fees owed to EGS at the closing of the Business Combination for which EGS provided legal representation to EDOC regarding the Business Combination. Pursuant to the agreement, the EGS agreed to reduce the amount owed by the Company by USD$250,000 to USD$2,100,000 to be paid in payments beginning in June 2024 and ending in December 2025. The Company agreed to pay monthly payments of USD$100,000 per month, with the exception of a payment of USD$200,000 in December 2024 and December 2025.

As of 31 December 2024, the Company has paid USD$800,000 and USD$1,050,000 is outstanding and recorded in trade and other payable in the accompanying consolidated statement of financial position.

31 Commitments and Contingencies

In the opinion of the Directors, the Company did not have any contingencies on 30 June 2024 (30 June 2023: nil).

Other Commitments

On March 21, 2024, the Company entered into a fee modification agreement (the “Agreement”) with I-Bankers Securities, Inc. (“IBS”) related to the fees owed to IBS at the closing of the Business Combination pursuant to the original retainer letter (the “Owed Amounts”), for which IBS provided financial representation to EDOC regarding the Business Combination. Pursuant to the Agreement, IBS agreed to accept a payment plan for the Owed Amounts as follows:

(a)	USD$1,550,000 of the Owed Amounts were paid to IBS at the closing of the Business Combination directly out of the Trust Account.
(b)	The remaining balance owed of USD$1,161,250 is to be paid after the closing of the Business Combination in up to three separate tranches (“Deferred Cash Payment Obligations”). The first payment is to be paid within three (3) business days of funding the second tranche of the Arena PIPE in an amount equal to at least 15% of that tranche, or USD$375,000. The second payment is to be paid within three (3) business days of funding of the third tranche of the Arena PIPE in an amount equal to at least 15% of that tranche, or USD$375,000. The balance is due at the Company’s discretion but at no time later than 16-months post Business Combination. The full amount of USD$1,161,250 shall be paid in full regardless of Arena PIPE funding and by no later than sixteen (16) months post-closing.
(c)	Deferred Cash Payment Obligations shall be accelerated in the event the Company issues debt, equity, or other equity-linked securities in one or more public or private offerings (“Capital Event”). Upon the occurrence of a Capital Event the Company shall pay from the Proceeds of the applicable capital sources within no more than three (3) business days following the consummation of such Capital Event of at least twenty percent (20%) of the Proceeds, up to the amount of any then-outstanding Deferred Cash Payment Obligations.

As of June 30, 2024, the Company has paid USD$1,550,000 of the Owed Amounts to IBS and AUD$1,781,058 is outstanding and recorded in trade and other payables in the accompanying statement of financial position.

In June 2024, the Company entered into a payment agreement with Ellenoff Grossman & Schole LLP (“EGS”) related to the fees owed to EGS at the closing of the Business Combination for which EGS provided legal representation to EDOC regarding the Business Combination. Pursuant to the agreement, the EGS agreed to reduce the amount owed by the Company by USD$250,000 to USD$2,100,000 to be paid in payments beginning in June 2024 and ending in December 2025. The Company agreed to pay monthly payments of USD$100,000 per month, with the exception of a payment of USD$200,000 in December 2024 and December 2025.

As of June 30, 2024, the Company has paid USD$100,000 to EGS and AUD$3,220,859 is outstanding and recorded in trade and other payable in the accompanying consolidated statement of financial position.